FDIC loss share (expense) income	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
FDIC loss share (expense) income

Note 37 – FDIC loss share (expense) income

The caption of FDIC loss share (expense) income in the consolidated statements of operations consists of the following major categories:

	Year ended December 31,
(In thousands)	2012	2011	2010
(Amortization) accretion of loss share indemnification asset	$(129,676)	$(10,855)	$73,487
80% mirror accounting on credit impairment losses[1]	58,187	110,457	-
80% mirror accounting on reimbursable expenses	29,234	5,093	-
80% mirror accounting on discount accretion for loans and
unfunded commitments accounted for under ASC 310-20	(969)	(33,221)	(95,383)
Change in true-up payment obligation	(13,178)	(6,304)	(3,855)
Other	191	1,621	-
Total FDIC loss share (expense) income	$(56,211)	$66,791	$(25,751)
[1] Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.